Staff Retirement Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PRC
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 13,701	$ 10,005	$ 8,786
Foreign
Defined Contribution Plan Disclosure [Line Items]
Contributions to staff retirement plans	$ 4,034	$ 3,795	$ 3,254